MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring provision [abstract]
Schedule of manufacturing facility closures, restructuring and other related charges
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2019 under the caption manufacturing facility closures, restructuring and other related charges:

	2019	2018	2017
	$	$	$
Impairment of property, plant and equipment, net	669	4,839	289
Equipment relocation	156	—	147
Revaluation and impairment of inventories, net	130	1,297	163
Termination benefits and other labor related costs	1,874	1,043	2
Restoration and idle facility costs	1,978	268	308
Professional fees	393	31	87
Other (recoveries) costs	(64)	(418)	363
	5,136	7,060	1,359